STOCK-BASED COMPENSATION PLANS - Ultimate parent corporation stock option plan (Details) - Ultimate parent corporation stock option plan	12 Months Ended
Dec. 31, 2021 shares
STOCK-BASED COMPENSATION PLANS
Exercisable period	10 years
Class B
STOCK-BASED COMPENSATION PLANS
Number of shares authorized to issue under stock-based compensation plans (in shares)	26,000,000
One year
STOCK-BASED COMPENSATION PLANS
Percentage of stock options vested	33.33%
Vesting period of share based awards (in years)	1 year
Two years
STOCK-BASED COMPENSATION PLANS
Percentage of stock options vested	66.67%
Vesting period of share based awards (in years)	2 years
Three years
STOCK-BASED COMPENSATION PLANS
Percentage of stock options vested	100.00%
Vesting period of share based awards (in years)	3 years
Annual vesting percent of share based awards	33.33%